United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04984

AMERICAN BEACON FUNDS

(Exact name of Registrant as specified in charter)

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Jeffrey K. Ringdahl, PRESIDENT

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: June 30, 2023

Date of reporting period: September 30, 2023

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

American Beacon ARK Transformational Innovation FundSM

Schedule of Investments

September 30, 2023 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 91.70%
Communication Services - 12.58%
Entertainment - 11.68%
ROBLOX Corp., Class AA B	299,292	$8,667,496
Roku, Inc.A	272,796	19,256,670

		27,924,166

Interactive Media & Services - 0.90%
Meta Platforms, Inc., Class AA	7,161	2,149,804

Total Communication Services		30,073,970

Consumer Discretionary - 14.67%
Automobiles - 10.42%
Tesla, Inc.A	99,503	24,897,641

Diversified Consumer Services - 0.27%
2U, Inc.A	267,032	659,569

Hotels, Restaurants & Leisure - 3.98%
DraftKings, Inc., Class AA	322,828	9,504,056

Total Consumer Discretionary		35,061,266

Financials - 15.49%
Capital Markets - 10.83%
Coinbase Global, Inc., Class AA	253,564	19,037,585
Robinhood Markets, Inc., Class AA	698,024	6,847,616

		25,885,201

Financial Services - 4.66%
Block, Inc.A	251,771	11,143,384

Total Financials		37,028,585

Health Care - 17.74%
Biotechnology - 10.39%
Beam Therapeutics, Inc.A	107,464	2,584,509
Exact Sciences Corp.A	108,361	7,392,387
Intellia Therapeutics, Inc.A	242,080	7,654,570
Twist Bioscience Corp.A	136,624	2,768,002
Veracyte, Inc.A	152,784	3,411,667
Verve Therapeutics, Inc.A	76,529	1,014,775

		24,825,910

Health Care Equipment & Supplies - 0.29%
Cerus Corp.A	429,093	695,130

Health Care Providers & Services - 0.33%
Invitae Corp.A B	1,300,112	786,828

Health Care Technology - 3.51%
Teladoc Health, Inc.A B	451,802	8,398,999

Life Sciences Tools & Services - 3.22%
10X Genomics, Inc., Class AA	68,576	2,828,760
Pacific Biosciences of California, Inc.A	582,515	4,864,000

		7,692,760

Total Health Care		42,399,627

See accompanying notes

American Beacon ARK Transformational Innovation FundSM

Schedule of Investments

September 30, 2023 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 91.70% (continued)
Industrials - 0.82%
Aerospace & Defense - 0.82%
Archer Aviation, Inc., Class AA B	387,710	$1,961,813

Information Technology - 27.28%
IT Services - 4.05%
Twilio, Inc., Class AA	165,419	9,681,974

Semiconductors & Semiconductor Equipment - 0.78%
Teradyne, Inc.	18,639	1,872,474

Software - 22.45%
PagerDuty, Inc.A	279,492	6,285,775
Palantir Technologies, Inc., Class AA	230,813	3,693,008
UiPath, Inc., Class AA	913,592	15,631,559
Unity Software, Inc.A	275,595	8,650,927
Zoom Video Communications, Inc., Class AA	277,438	19,404,014

		53,665,283

Total Information Technology		65,219,731

Materials - 3.12%
Chemicals - 3.12%
Ginkgo Bioworks Holdings, Inc.A	4,115,716	7,449,446

Total Common Stocks (Cost $420,261,272)		219,194,438

FOREIGN COMMON STOCKS - 6.66%
Health Care - 3.32%
Biotechnology - 3.32%
CRISPR Therapeutics AGA B	174,545	7,922,597

Information Technology - 3.34%
IT Services - 3.34%
Shopify, Inc., Class AA	146,444	7,991,449

Total Foreign Common Stocks (Cost $14,689,781)		15,914,046

SHORT-TERM INVESTMENTS - 1.76% (Cost $4,201,609)
Investment Companies - 1.76%
American Beacon U.S. Government Money Market Select Fund, 5.18%C D	4,201,609	4,201,609

SECURITIES LENDING COLLATERAL - 1.20% (Cost $2,873,786)
Investment Companies - 1.20%
American Beacon U.S. Government Money Market Select Fund, 5.18%C D	2,873,786	2,873,786

TOTAL INVESTMENTS - 101.32% (Cost $442,026,448)		242,183,879
LIABILITIES, NET OF OTHER ASSETS - (1.32%)		(3,155,341)

TOTAL NET ASSETS - 100.00%		$239,028,538

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at September 30, 2023.
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.

See accompanying notes

American Beacon ARK Transformational Innovation FundSM

Schedule of Investments

September 30, 2023 (Unaudited)

ADR - American Depositary Receipt.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of September 30, 2023, the investments were classified as described below:

ARK Transformational Innovation Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$219,194,438	$—	$—	$219,194,438
Foreign Common Stocks	15,914,046	—	—	15,914,046
Short-Term Investments	4,201,609	—	—	4,201,609
Securities Lending Collateral	2,873,786	—	—	2,873,786

Total Investments in Securities - Assets	$242,183,879	$—	$—	$242,183,879

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended September 30, 2023, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Shapiro Equity Opportunities FundSM

Schedule of Investments

September 30, 2023 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 94.78%
Communication Services - 14.63%
Entertainment - 8.86%
Lions Gate Entertainment Corp., Class AA	24,200	$205,216
Lions Gate Entertainment Corp., Class BA	1,163,500	9,156,745
Walt Disney Co.A	91,550	7,420,128

		16,782,089

Interactive Media & Services - 5.77%
Alphabet, Inc., Class CA	82,865	10,925,750

Total Communication Services		27,707,839

Consumer Discretionary - 18.27%
Automobiles - 3.98%
General Motors Co.	228,400	7,530,348

Household Durables - 4.29%
Mohawk Industries, Inc.A	94,770	8,132,214

Leisure Products - 3.32%
Topgolf Callaway Brands Corp.A	454,100	6,284,744

Specialty Retail - 1.62%
Urban Outfitters, Inc.A	94,131	3,077,142

Textiles, Apparel & Luxury Goods - 5.06%
Carter’s, Inc.	138,700	9,591,105

Total Consumer Discretionary		34,615,553

Energy - 2.50%
Oil, Gas & Consumable Fuels - 2.50%
Devon Energy Corp.	99,120	4,728,024

Financials - 13.67%
Banks - 8.08%
Bank of America Corp.	319,500	8,747,910
Regions Financial Corp.	381,300	6,558,360

		15,306,270

Financial Services - 5.59%
Berkshire Hathaway, Inc., Class BA	30,220	10,586,066

Total Financials		25,892,336

Health Care - 14.82%
Health Care Equipment & Supplies - 4.66%
Baxter International, Inc.	234,000	8,831,160

Life Sciences Tools & Services - 5.20%
Avantor, Inc.A	467,500	9,854,900

Pharmaceuticals - 4.96%
Elanco Animal Health, Inc.A	835,400	9,389,896

Total Health Care		28,075,956

See accompanying notes

American Beacon Shapiro Equity Opportunities FundSM

Schedule of Investments

September 30, 2023 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 94.78% (continued)
Industrials - 8.90%
Electrical Equipment - 4.26%
Sensata Technologies Holding PLC	213,500	$8,074,570

Professional Services - 4.64%
SS&C Technologies Holdings, Inc.	167,100	8,779,434

Total Industrials		16,854,004

Information Technology - 10.77%
Communications Equipment - 1.49%
Infinera Corp.A B	676,134	2,826,240

Electronic Equipment, Instruments & Components - 4.37%
Corning, Inc.	271,800	8,281,746

Semiconductors & Semiconductor Equipment - 4.91%
Micron Technology, Inc.	136,725	9,301,402

Total Information Technology		20,409,388

Materials - 11.22%
Chemicals - 6.11%
Axalta Coating Systems Ltd.A	204,720	5,506,968
International Flavors & Fragrances, Inc.	49,141	3,349,942
Livent Corp.A	147,900	2,722,839

		11,579,749

Containers & Packaging - 5.11%
Graphic Packaging Holding Co.	434,600	9,682,888

Total Materials		21,262,637

Total Common Stocks (Cost $188,702,631)		179,545,737

EXCHANGE-TRADED INSTRUMENTS - 3.95% (Cost $7,735,393)
Exchange-Traded Funds - 3.95%
SPDR S&P 500 ETF Trust	17,500	7,480,900

SHORT-TERM INVESTMENTS - 1.26% (Cost $2,393,163)
Investment Companies - 1.26%
American Beacon U.S. Government Money Market Select Fund, 5.18%C D	2,393,163	2,393,163

TOTAL INVESTMENTS - 99.99% (Cost $198,831,187)		189,419,800
OTHER ASSETS, NET OF LIABILITIES - 0.01%		13,630

TOTAL NET ASSETS - 100.00%		$189,433,430

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at September 30, 2023.
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.

ETF - Exchange-Traded Fund.

PLC - Public Limited Company.

SPDR - Standard & Poor’s Depositary Receipt.

See accompanying notes

American Beacon Shapiro Equity Opportunities FundSM

Schedule of Investments

September 30, 2023 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of September 30, 2023, the investments were classified as described below:

Shapiro Equity Opportunities Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$179,545,737	$—	$—	$179,545,737
Exchange-Traded Instruments	7,480,900	—	—	7,480,900
Short-Term Investments	2,393,163	—	—	2,393,163

Total Investments in Securities - Assets	$189,419,800	$—	$—	$189,419,800

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended September 30, 2023, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Shapiro SMID Cap Equity FundSM

Schedule of Investments

September 30, 2023 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.74%
Communication Services - 14.58%
Entertainment - 14.58%
Atlanta Braves Holdings, Inc., Class CA	69,051	$2,467,192
Lions Gate Entertainment Corp., Class BA	364,826	2,871,181
Madison Square Garden Sports Corp.	13,643	2,405,261

		7,743,634

Total Communication Services		7,743,634

Consumer Discretionary - 15.83%
Household Durables - 4.20%
Mohawk Industries, Inc.A	25,977	2,229,086

Leisure Products - 4.30%
Topgolf Callaway Brands Corp.A	164,900	2,282,216

Specialty Retail - 2.12%
Urban Outfitters, Inc.A	34,527	1,128,688

Textiles, Apparel & Luxury Goods - 5.21%
Carter’s, Inc.	40,000	2,766,000

Total Consumer Discretionary		8,405,990

Consumer Staples - 6.70%
Food Products - 6.70%
Ingredion, Inc.	25,213	2,480,959
TreeHouse Foods, Inc.A	24,650	1,074,247

		3,555,206

Total Consumer Staples		3,555,206

Energy - 1.43%
Oil, Gas & Consumable Fuels - 1.43%
Devon Energy Corp.	15,943	760,481

Financials - 6.71%
Banks - 6.71%
Cadence Bank	92,837	1,970,001
Regions Financial Corp.	92,512	1,591,207

		3,561,208

Total Financials		3,561,208

Health Care - 8.71%
Health Care Equipment & Supplies - 4.02%
Varex Imaging Corp.A	113,574	2,134,055

Pharmaceuticals - 4.69%
Elanco Animal Health, Inc.A	221,682	2,491,706

Total Health Care		4,625,761

Industrials - 16.77%
Aerospace & Defense - 4.87%
BWX Technologies, Inc.	34,442	2,582,461

Electrical Equipment - 4.46%
Sensata Technologies Holding PLC	62,638	2,368,969

See accompanying notes

American Beacon Shapiro SMID Cap Equity FundSM

Schedule of Investments

September 30, 2023 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.74% (continued)
Industrials - 16.77% (continued)
Professional Services - 7.44%
Dun & Bradstreet Holdings, Inc.	143,700	$1,435,563
SS&C Technologies Holdings, Inc.	47,900	2,516,666

		3,952,229

Total Industrials		8,903,659

Information Technology - 9.05%
Communications Equipment - 4.43%
Infinera Corp.A B	563,323	2,354,690

Semiconductors & Semiconductor Equipment - 4.62%
Ultra Clean Holdings, Inc.A	82,590	2,450,446

Total Information Technology		4,805,136

Materials - 18.96%
Chemicals - 10.94%
Axalta Coating Systems Ltd.A	72,355	1,946,350
Ecovyst, Inc.A	234,574	2,308,208
Livent Corp.A B	84,400	1,553,804

		5,808,362

Containers & Packaging - 4.90%
Graphic Packaging Holding Co.	116,736	2,600,878

Metals & Mining - 3.12%
Compass Minerals International, Inc.	59,367	1,659,307

Total Materials		10,068,547

Total Common Stocks (Cost $52,314,929)		52,429,622

SHORT-TERM INVESTMENTS - 0.80% (Cost $426,306)
Investment Companies - 0.80%
American Beacon U.S. Government Money Market, 5.18%C D	426,306	426,306

SECURITIES LENDING COLLATERAL - 2.80% (Cost $1,483,330)
Investment Companies - 2.80%
American Beacon U.S. Government Money Market Select Fund, 5.18%C D	1,483,330	1,483,330

TOTAL INVESTMENTS - 102.34% (Cost $54,224,565)		54,339,258
LIABILITIES, NET OF OTHER ASSETS - (2.34%)		(1,241,079)

TOTAL NET ASSETS - 100.00%		$53,098,179

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at September 30, 2023.
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.

PLC - Public Limited Company.

See accompanying notes

American Beacon Shapiro SMID Cap Equity FundSM

Schedule of Investments

September 30, 2023 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of September 30, 2023, the investments were classified as described below:

Shapiro SMID Cap Equity Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$52,429,622	$—	$—	$52,429,622
Short-Term Investments	426,306	—	—	426,306
Securities Lending Collateral	1,483,330	—	—	1,483,330

Total Investments in Securities - Assets	$54,339,258	$—	$—	$54,339,258

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended September 30, 2023, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

September 30, 2023 (Unaudited)

	Shares	Fair Value
SECURITIES HELD LONG - 97.40%
COMMON STOCKS - 1.14% (Cost $728,021)
Industrials - 1.14%
Construction & Engineering - 1.14%
Fluor Corp.A	31,921	$1,171,484

CONVERTIBLE PREFERRED STOCKS - 3.19%
Financials - 0.62%
Financial Services - 0.62%
Apollo Global Management, Inc., 6.750, Due 7/31/2026A	11,685	640,338

Information Technology - 0.85%
Software - 0.85%
NCR Corp., Series A, 5.500%, PIK (In-kind rate 5.500%)B	767	866,135

Materials - 0.85%
Chemicals - 0.85%
Lyondellbasell Advanced Polymers, Inc., 6.000%B	1,026	866,970

Real Estate - 0.87%
Diversified REITs - 0.87%
New York Community Capital Trust V, 6.000%, Due 11/1/2051	24,471	893,425

Total Convertible Preferred Stocks (Cost $3,856,690)		3,266,868

PREFERRED STOCKS - 4.32%
Financials - 4.32%
Mortgage Real Estate Investment Trusts (REITs) - 4.32%
AGNC Investment Corp.,
Series E, 6.500%, (3 mo. USD LIBOR + 4.697%)B C	3,313	77,988
Series F, 6.125%, (3 mo. USD LIBOR + 4.993%)B C	25,036	541,529
Annaly Capital Management, Inc., Series I, 6.750%, (3 mo. USD LIBOR + 4.989%)B C	17,520	416,100
Arbor Realty Trust, Inc., Series F, 6.250%, (Secured Overnight Financing Rate + 5.440%)B C	39,240	725,940
Granite Point Mortgage Trust, Inc., Series A, 7.000%, (Secured Overnight Financing Rate + 5.830%)B C	29,489	491,287
MFA Financial, Inc., Series C, 6.500%, (3 mo. USD LIBOR + 5.345%)B C	39,518	753,213
New York Mortgage Trust, Inc.,
Series E, 7.875%, (3 mo. USD LIBOR + 6.429%)B C	1,078	24,029
Series F, 6.875%, (Secured Overnight Financing Rate + 6.130%)B C	23,244	423,041
Redwood Trust, Inc., 10.000%, (5 yr. CMT + 6.278%)B C	7,315	176,803
Rithm Capital Corp.,
Series B, 7.125%, (3 mo. USD LIBOR + 5.640%)B C	2,395	54,414
Series C, 6.375%, (3 mo. USD LIBOR + 4.969%)B C	36,984	730,434

		4,414,778

Total Financials		4,414,778

Total Preferred Stocks (Cost $5,400,747)		4,414,778

	Principal Amount
CONVERTIBLE OBLIGATIONS - 81.58%
Communications - 10.46%
Internet - 7.47%
Airbnb, Inc., Due 3/15/2026D E	$791,000	696,080
Lyft, Inc., 1.500%, Due 5/15/2025E	1,432,000	1,316,008
Perficient, Inc., 0.125%, Due 11/15/2026E	1,482,000	1,187,527
Q2 Holdings, Inc., 0.750%, Due 6/1/2026E	427,000	372,301

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

September 30, 2023 (Unaudited)

	Principal Amount	Fair Value
SECURITIES HELD LONG - 97.40% (continued)
CONVERTIBLE OBLIGATIONS - 81.58% (continued)
Communications - 10.46% (continued)
Internet - 7.47% (continued)
Snap, Inc., Due 5/1/2027D E	$1,358,000	$1,006,278
Upwork, Inc., 0.250%, Due 8/15/2026E	1,640,000	1,345,657
Wayfair, Inc., 1.000%, Due 8/15/2026E	1,015,000	829,763
Ziff Davis, Inc., 1.750%, Due 11/1/2026E	959,000	881,800

		7,635,414

Media - 2.99%
Cable One, Inc., 1.125%, Due 3/15/2028E	1,432,000	1,065,408
DISH Network Corp., 2.375%, Due 3/15/2024	518,000	497,280
Liberty Media Corp., 3.750%, Due 3/15/2028E F	1,314,000	1,493,361

		3,056,049

Total Communications		10,691,463

Consumer, Cyclical - 10.33%
Airlines - 2.37%
American Airlines Group, Inc., 6.500%, Due 7/1/2025E	1,268,000	1,352,956
Spirit Airlines, Inc., 1.000%, Due 5/15/2026E	1,292,000	1,074,298

		2,427,254

Auto Manufacturers - 0.91%
Rivian Automotive, Inc., 4.625%, Due 3/15/2029F	641,000	928,168

Entertainment - 1.42%
Live Nation Entertainment, Inc., 3.125%, Due 1/15/2029E F	1,048,000	1,086,776
Marriott Vacations Worldwide Corp., 3.250%, Due 12/15/2027E F	424,000	369,940

		1,456,716

Leisure Time - 3.21%
Liberty TripAdvisor Holdings, Inc., 0.500%, Due 6/30/2051E F G	2,388,000	1,942,638
Royal Caribbean Cruises Ltd., 6.000%, Due 8/15/2025E	680,000	1,340,620

		3,283,258

Lodging - 0.47%
Marcus Corp., 5.000%, Due 9/15/2025E F	309,000	476,787

Retail - 1.95%
Cheesecake Factory, Inc., 0.375%, Due 6/15/2026E	1,498,000	1,237,722
Patrick Industries, Inc., 1.750%, Due 12/1/2028E	803,000	757,631

		1,995,353

Total Consumer, Cyclical		10,567,536

Consumer, Non-Cyclical - 14.95%
Biotechnology - 2.56%
Bridgebio Pharma, Inc., 2.250%, Due 2/1/2029E	725,000	540,125
Halozyme Therapeutics, Inc., 0.250%, Due 3/1/2027E	1,372,000	1,157,694
Insmed, Inc., 0.750%, Due 6/1/2028E	932,000	924,544

		2,622,363

Commercial Services - 3.20%
Affirm Holdings, Inc., Due 11/15/2026D	1,372,000	1,023,924
Block, Inc.,
0.125%, Due 3/1/2025	402,000	373,056
0.250%, Due 11/1/2027	384,000	288,238
Chegg, Inc., 0.125%, Due 3/15/2025E	1,208,000	1,085,992

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

September 30, 2023 (Unaudited)

	Principal Amount	Fair Value
SECURITIES HELD LONG - 97.40% (continued)
CONVERTIBLE OBLIGATIONS - 81.58% (continued)
Consumer, Non-Cyclical - 14.95% (continued)
Commercial Services - 3.20% (continued)
Repay Holdings Corp., Due 2/1/2026D F	$628,000	$506,733

		3,277,943

Cosmetics/Personal Care - 1.16%
Beauty Health Co., 1.250%, Due 10/1/2026E F	1,520,000	1,181,800

Health Care - Products - 2.71%
CONMED Corp., 2.250%, Due 6/15/2027E	934,000	889,168
Haemonetics Corp., Due 3/1/2026D E	1,377,000	1,194,547
Integer Holdings Corp., 2.125%, Due 2/15/2028E F	629,000	683,409

		2,767,124

Pharmaceuticals - 5.32%
Amphastar Pharmaceuticals, Inc., 2.000%, Due 3/15/2029F	206,000	204,764
Coherus Biosciences, Inc., 1.500%, Due 4/15/2026E	664,000	403,380
Collegium Pharmaceutical, Inc., 2.875%, Due 2/15/2029E F	1,154,000	1,002,595
Herbalife Ltd., 2.625%, Due 3/15/2024	1,197,000	1,168,272
Jazz Investments I Ltd., 1.500%, Due 8/15/2024E	907,000	873,894
Mirum Pharmaceuticals, Inc., 4.000%, Due 5/1/2029E F	1,047,000	1,322,492
Revance Therapeutics, Inc., 1.750%, Due 2/15/2027	581,000	467,008

		5,442,405

Total Consumer, Non-Cyclical		15,291,635

Diversified - 0.72%
Holding Companies - Diversified - 0.72%
RWT Holdings, Inc., 5.750%, Due 10/1/2025	794,000	734,736

Energy - 2.11%
Energy - Alternate Sources - 1.12%
Sunnova Energy International, Inc.,
0.250%, Due 12/1/2026E	1,003,000	646,433
2.625%, Due 2/15/2028	819,000	503,276

		1,149,709

Oil & Gas - 0.99%
Helix Energy Solutions Group, Inc., 6.750%, Due 2/15/2026E	588,000	1,011,654

Total Energy		2,161,363

Financial - 24.56%
Diversified Financial Services - 6.34%
EZCORP, Inc., 3.750%, Due 12/15/2029E F	1,050,000	1,016,505
LendingTree, Inc., 0.500%, Due 7/15/2025E	1,915,000	1,508,063
SoFi Technologies, Inc., Due 10/15/2026D E F	2,028,000	1,563,588
Upstart Holdings, Inc., 0.250%, Due 8/15/2026	1,893,000	1,250,563
WisdomTree, Inc., 5.750%, Due 8/15/2028E F	1,114,000	1,144,635

		6,483,354

Real Estate - 0.56%
Realogy Group LLC/Realogy Co-Issuer Corp., 0.250%, Due 6/15/2026	756,000	574,560

REITS - 17.66%
Apollo Commercial Real Estate Finance, Inc., 5.375%, Due 10/15/2023	3,029,000	3,013,827
Granite Point Mortgage Trust, Inc., 6.375%, Due 10/1/2023	1,370,000	1,370,034
HAT Holdings I LLC/HAT Holdings II LLC, Due 5/1/2025D F	981,000	946,665
MFA Financial, Inc., 6.250%, Due 6/15/2024	3,033,000	3,010,242
Pebblebrook Hotel Trust, 1.750%, Due 12/15/2026E	1,585,000	1,314,599

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

September 30, 2023 (Unaudited)

	Principal Amount	Fair Value
SECURITIES HELD LONG - 97.40% (continued)
CONVERTIBLE OBLIGATIONS - 81.58% (continued)
Financial - 24.56% (continued)
REITS - 17.66% (continued)
PennyMac Corp.,
5.500%, Due 11/1/2024	$2,181,000	$2,126,475
5.500%, Due 3/15/2026	913,000	819,417
Redwood Trust, Inc., 5.625%, Due 7/15/2024	1,499,000	1,469,025
Summit Hotel Properties, Inc., 1.500%, Due 2/15/2026E	1,431,000	1,202,040
Two Harbors Investment Corp., 6.250%, Due 1/15/2026	1,936,000	1,781,120
Uniti Fiber Holdings, Inc., 4.000%, Due 6/15/2024F	1,041,000	1,004,000

		18,057,444

Total Financial		25,115,358

Industrial - 6.49%
Aerospace/Defense - 0.68%
Kaman Corp., 3.250%, Due 5/1/2024E	719,000	697,933

Electronics - 1.35%
Advanced Energy Industries, Inc., 2.500%, Due 9/15/2028F	247,000	249,133
Itron, Inc., Due 3/15/2026D	790,000	679,400
Mesa Laboratories, Inc., 1.375%, Due 8/15/2025E	497,000	446,058

		1,374,591

Environmental Control - 0.35%
PureCycle Technologies, Inc., 7.250%, Due 8/15/2030F	210,000	149,310
Tetra Tech, Inc., 2.250%, Due 8/15/2028F	214,000	210,790

		360,100

Machinery - Construction & Mining - 0.97%
Bloom Energy Corp., 3.000%, Due 6/1/2028E F	997,000	995,106

Transportation - 2.09%
Air Transport Services Group, Inc., 3.875%, Due 8/15/2029F	1,124,000	1,103,206
CryoPort, Inc., 0.750%, Due 12/1/2026E F	1,298,000	1,028,665

		2,131,871

Trucking & Leasing - 1.05%
Greenbrier Cos., Inc., 2.875%, Due 4/15/2028E	1,143,000	1,076,706

Total Industrial		6,636,307

Technology - 9.81%
Computers - 1.53%
Lumentum Holdings, Inc., 0.500%, Due 12/15/2026E	1,136,000	951,968
Mitek Systems, Inc., 0.750%, Due 2/1/2026E	700,000	609,000

		1,560,968

Software - 8.28%
8x8, Inc., 0.500%, Due 2/1/2024	1,132,000	1,086,722
Bentley Systems, Inc., 0.375%, Due 7/1/2027E	1,002,000	865,728
Ceridian HCM Holding, Inc., 0.250%, Due 3/15/2026E	1,599,000	1,406,161
CSG Systems International, Inc., 3.875%, Due 9/15/2028F	414,000	402,863
Envestnet, Inc.,
0.750%, Due 8/15/2025E	543,000	500,037
2.625%, Due 12/1/2027F	776,000	707,324
i3 Verticals LLC, 1.000%, Due 2/15/2025E	1,044,000	959,827
Jamf Holding Corp., 0.125%, Due 9/1/2026E	653,000	546,888
NextGen Healthcare, Inc., 3.750%, Due 11/15/2027E F	923,000	1,030,899

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

September 30, 2023 (Unaudited)

	Principal Amount	Fair Value
SECURITIES HELD LONG - 97.40% (continued)
CONVERTIBLE OBLIGATIONS - 81.58% (continued)
Technology - 9.81% (continued)
Software - 8.28% (continued)
Verint Systems, Inc., 0.250%, Due 4/15/2026E	$1,130,000	$964,737

		8,471,186

Total Technology		10,032,154

Utilities - 2.15%
Electric - 2.15%
CenterPoint Energy, Inc., 4.250%, Due 8/15/2026F	415,000	404,832
Duke Energy Corp., 4.125%, Due 4/15/2026E F	974,000	945,267
NRG Energy, Inc., 2.750%, Due 6/1/2048E G	799,000	845,342

		2,195,441

Total Utilities		2,195,441

Total Convertible Obligations (Cost $88,014,382)		83,425,993

FOREIGN CONVERTIBLE OBLIGATIONS - 1.50%
Basic Materials - 0.41%
Mining - 0.41%
Equinox Gold Corp., 4.750%, Due 10/15/2028F	420,000	414,750

Communications - 1.09%
Internet - 1.09%
PDD Holdings, Inc., Due 12/1/2025D	1,133,000	1,117,478

Total Foreign Convertible Obligations (Cost $1,508,000)		1,532,228

	Shares
EXCHANGE-TRADED INSTRUMENTS - 0.63% (Cost $518,038)
Exchange-Traded Funds - 0.63%
ProShares Short 20+ Year Treasury	25,457	640,243

SHORT-TERM INVESTMENTS - 5.04% (Cost $5,150,995)
Investment Companies - 5.04%
American Beacon U.S. Government Money Market Select Fund, 5.18%H I	5,150,995	5,150,995

TOTAL SECURITIES HELD LONG (Cost $105,176,873)		99,602,589

SECURITIES SOLD SHORT - (18.42%)
COMMON STOCKS - (18.42%)
Communication Services - (1.98%)
Entertainment - (0.92%)
Live Nation Entertainment, Inc.A	(6,589)	(547,151)
Marcus Corp.	(25,462)	(394,661)

		(941,812)

Interactive Media & Services - (0.30%)
Snap, Inc., Class AA	(1,553)	(13,837)
TripAdvisor, Inc.A	(2,951)	(48,927)
Ziff Davis, Inc.A	(3,930)	(250,302)

		(313,066)

Media - (0.76%)
Cable One, Inc.	(95)	(58,486)

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

September 30, 2023 (Unaudited)

	Shares	Fair Value
SECURITIES SOLD SHORT - (18.42%) (continued)
COMMON STOCKS - (18.42%) (continued)
Communication Services - (1.98%) (continued)
Media - (0.76%) (continued)
Liberty Media Corp.-Liberty SiriusXM, Class AA	(28,101)	$(715,170)

		(773,656)

Total Communication Services		(2,028,534)

Consumer Discretionary - (2.65%)
Automobile Components - (0.40%)
Patrick Industries, Inc.	(5,370)	(403,072)

Automobiles - (0.64%)
Rivian Automotive, Inc., Class AA	(27,050)	(656,774)

Hotels, Restaurants & Leisure - (1.44%)
Airbnb, Inc., Class AA	(831)	(114,022)
Cheesecake Factory, Inc.	(3,860)	(116,958)
Marriott Vacations Worldwide Corp.	(768)	(77,284)
Royal Caribbean Cruises Ltd.A	(12,585)	(1,159,582)

		(1,467,846)

Specialty Retail - (0.17%)
Wayfair, Inc., Class AA	(2,937)	(177,894)

Total Consumer Discretionary		(2,705,586)

Consumer Staples - (0.03%)
Personal Products - (0.03%)
Beauty Health Co.A	(5,625)	(33,862)

Energy - (0.74%)
Energy Equipment & Services - (0.74%)
Helix Energy Solutions Group, Inc.A	(67,424)	(753,126)

Financials - (2.06%)
Banks - (0.24%)
New York Community Bancorp, Inc.	(21,347)	(242,075)

Capital Markets - (0.50%)
WisdomTree, Inc.	(72,726)	(509,082)

Consumer Finance - (0.83%)
EZCORP, Inc., Class AA	(72,744)	(600,138)
SoFi Technologies, Inc.A	(31,633)	(252,747)

		(852,885)

Financial Services - (0.49%)
Apollo Global Management, Inc.	(4,382)	(393,328)
Block, Inc.A	(192)	(8,498)
I3 Verticals, Inc., Class AA	(4,932)	(104,263)

		(506,089)

Total Financials		(2,110,131)

Health Care - (3.78%)
Biotechnology - (1.70%)
Bridgebio Pharma, Inc.A	(3,266)	(86,124)
Coherus Biosciences, Inc.A	(10,358)	(38,739)
Halozyme Therapeutics, Inc.A	(7,135)	(272,557)
Insmed, Inc.A	(21,474)	(542,219)

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

September 30, 2023 (Unaudited)

	Shares	Fair Value
SECURITIES SOLD SHORT - (18.42%) (continued)
COMMON STOCKS - (18.42%) (continued)
Health Care - (3.78%) (continued)
Biotechnology - (1.70%) (continued)
Mirum Pharmaceuticals, Inc.A	(25,170)	$(795,372)

		(1,735,011)

Health Care Equipment & Supplies - (0.92%)
CONMED Corp.	(3,431)	(346,016)
Haemonetics Corp.A	(2,089)	(187,133)
Integer Holdings Corp.A	(5,174)	(405,797)

		(938,946)

Health Care Technology - (0.50%)
NextGen Healthcare, Inc.A	(21,565)	(511,737)

Life Sciences Tools & Services - (0.03%)
CryoPort, Inc.A	(1,298)	(17,796)
Mesa Laboratories, Inc.	(178)	(18,702)

		(36,498)

Pharmaceuticals - (0.63%)
Amphastar Pharmaceuticals, Inc.A	(1,974)	(90,784)
Collegium Pharmaceutical, Inc.A	(19,562)	(437,211)
Jazz Pharmaceuticals PLCA	(227)	(29,383)
Revance Therapeutics, Inc.A	(7,204)	(82,630)

		(640,008)

Total Health Care		(3,862,200)

Industrials - (3.70%)
Air Freight & Logistics - (0.42%)
Air Transport Services Group, Inc.A	(20,395)	(425,644)

Commercial Services & Supplies - (0.10%)
Tetra Tech, Inc.	(642)	(97,603)

Construction & Engineering - (1.15%)
Fluor Corp.A	(31,884)	(1,170,143)

Electrical Equipment - (0.50%)
Bloom Energy Corp., Class AA	(38,880)	(515,549)

Machinery - (0.48%)
Greenbrier Cos., Inc.	(12,344)	(493,760)

Passenger Airlines - (0.61%)
American Airlines Group, Inc.A	(39,127)	(501,217)
Spirit Airlines, Inc.	(7,679)	(126,703)

		(627,920)

Professional Services - (0.44%)
Ceridian HCM Holding, Inc.A	(3,635)	(246,635)
CSG Systems International, Inc.	(3,496)	(178,716)
Upwork, Inc.A	(2,501)	(28,411)

		(453,762)

Total Industrials		(3,784,381)

Information Technology - (1.67%)
Communications Equipment - (0.16%)
Lumentum Holdings, Inc.A	(3,621)	(163,597)

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

September 30, 2023 (Unaudited)

	Shares	Fair Value
SECURITIES SOLD SHORT - (18.42%) (continued)
COMMON STOCKS - (18.42%) (continued)
Information Technology - (1.67%) (continued)
Electronic Equipment, Instruments & Components - (0.18%)
Advanced Energy Industries, Inc.	(783)	$(80,743)
Itron, Inc.A	(1,777)	(107,651)

		(188,394)

IT Services - (0.11%)
Perficient, Inc.A	(1,936)	(112,017)

Software - (1.22%)
Bentley Systems, Inc., Class B	(5,231)	(262,387)
Envestnet, Inc.A	(6,419)	(282,628)
Jamf Holding Corp.A	(2,762)	(48,777)
Mitek Systems, Inc.A	(13,440)	(144,077)
NCR Corp.A	(15,313)	(412,991)
Q2 Holdings, Inc.A	(1,196)	(38,595)
Verint Systems, Inc.A	(2,331)	(53,590)

		(1,243,045)

Total Information Technology		(1,707,053)

Materials - (0.24%)
Chemicals - (0.05%)
PureCycle Technologies, Inc.A	(8,400)	(47,124)

Metals & Mining - (0.19%)
Equinox Gold Corp.A	(46,662)	(197,380)

Total Materials		(244,504)

Real Estate - (0.57%)
Hotel & Resort REITs - (0.55%)
Pebblebrook Hotel Trust	(27,256)	(370,409)
Summit Hotel Properties, Inc.	(33,338)	(193,361)

		(563,770)

Real Estate Management & Development - (0.02%)
Anywhere Real Estate, Inc.A	(3,347)	(21,521)

Total Real Estate		(585,291)

Utilities - (1.00%)
Electric Utilities - (0.61%)
Duke Energy Corp.	(2,002)	(176,697)
NRG Energy, Inc.	(11,494)	(442,749)

		(619,446)

Independent Power & Renewable Electricity Producers - (0.30%)
Sunnova Energy International, Inc.A	(28,883)	(302,405)

Multi-Utilities - (0.09%)
CenterPoint Energy, Inc.	(3,611)	(96,955)

Total Utilities		(1,018,806)

TOTAL COMMON STOCKS (Proceeds $(18,465,240))		(18,833,474)

TOTAL SECURITIES SOLD SHORT (Proceeds $(18,465,240))		(18,833,474)

See accompanying notes

American Beacon SSI Alternative Income FundSM

Schedule of Investments

September 30, 2023 (Unaudited)

Fair Value
TOTAL INVESTMENTS IN SECURITIES (EXCLUDES SECURITIES SOLD SHORT) - 97.40% (Cost $105,176,873)	$99,602,589
TOTAL SECURITIES SOLD SHORT - (18.42%) (Proceeds $(18,465,240))	(18,833,474)
OTHER ASSETS, NET OF LIABILITIES - 21.02%	21,490,914

NET ASSETS - 100.00%	$102,260,029

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	A type of Preferred Stock that has no maturity date.
C

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on September 30, 2023.

D	Zero coupon bond.
E	This security or a piece thereof is held as segregated collateral. At period end, the value of these securities amounted to $54,371,030 or 53.17% of net assets.
F

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $24,517,001 or 23.98% of net assets. The Fund has no right to demand registration of these securities.

G	Callable security.
H	The Fund is affiliated by having the same investment advisor.
I	7-day yield.

CMT - Constant Maturity Treasury.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

PIK - Payment in Kind.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

SOFR - Secured Overnight Financing Rate.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of September 30, 2023, the investments were classified as described below:

SSI Alternative Income Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$1,171,484	$—	$—	$1,171,484
Convertible Preferred Stocks	—	3,266,868	—	3,266,868
Preferred Stocks	2,597,707	1,817,071	—	4,414,778
Convertible Obligations	—	83,425,993	—	83,425,993
Foreign Convertible Obligations	—	1,532,228	—	1,532,228
Exchange-Traded Instruments	640,243	—	—	640,243
Short-Term Investments	5,150,995	—	—	5,150,995

Total Investments in Securities - Assets	$9,560,429	$90,042,160	$—	$99,602,589

Liabilities
Common Stocks (Sold Short)	$(18,833,474)	$—	$—	$(18,833,474)

Total Investments in Securities - Liabilities	(18,833,474)	—	—	(18,833,474)

Total Investments in Securities	$(9,273,045)	$90,042,160	$—	$80,769,115

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended September 30, 2023, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

September 30, 2023 (Unaudited)

	Principal Amount*		Fair Value
CORPORATE OBLIGATIONS - 7.73%
Communications - 0.92%
Telecommunications - 0.92%
Consolidated Communications, Inc., 5.000%, Due 10/1/2028A	$	185,000	$137,362
Level 3 Financing, Inc., 10.500%, Due 5/15/2030A		349,000	351,271
T-Mobile USA, Inc., 5.050%, Due 7/15/2033		640,000	593,956

			1,082,589

Total Communications			1,082,589

Consumer, Cyclical - 0.95%
Auto Manufacturers - 0.34%
General Motors Co., 5.600%, Due 10/15/2032		315,000	294,194
Stellantis NV, 4.250%, Due 6/16/2031B	EUR	100,000	101,481

			395,675

Auto Parts & Equipment - 0.61%
American Axle & Manufacturing, Inc., 5.000%, Due 10/1/2029		610,000	493,354
Titan International, Inc., 7.000%, Due 4/30/2028		245,000	228,978

			722,332

Total Consumer, Cyclical			1,118,007

Consumer, Non-Cyclical - 2.10%
Commercial Services - 0.79%
NESCO Holdings II, Inc., 5.500%, Due 4/15/2029A		400,000	350,932
United Rentals North America, Inc., 6.000%, Due 12/15/2029A		590,000	574,343

			925,275

Food - 0.26%
General Mills, Inc., 4.950%, Due 3/29/2033		330,000	309,302

Health Care - Services - 0.50%
HCA, Inc.,
3.500%, Due 9/1/2030		115,000	97,485
5.500%, Due 6/1/2033		520,000	492,984

			590,469

Pharmaceuticals - 0.55%
CVS Health Corp., 5.300%, Due 6/1/2033		330,000	313,067
Prestige Brands, Inc.,
5.125%, Due 1/15/2028A		280,000	260,413
3.750%, Due 4/1/2031A		100,000	80,500

			653,980

Total Consumer, Non-Cyclical			2,479,026

Energy - 2.09%
Pipelines - 2.09%
EnLink Midstream LLC, 5.625%, Due 1/15/2028A		424,000	400,900
Hess Midstream Operations LP, 5.625%, Due 2/15/2026A		650,000	628,063
Kinetik Holdings LP, 5.875%, Due 6/15/2030A		300,000	281,250
Plains All American Pipeline LP/PAA Finance Corp., 3.800%, Due 9/15/2030		330,000	283,515
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.000%, Due 3/1/2027A		300,000	282,256

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

September 30, 2023 (Unaudited)

	Principal Amount*		Fair Value
CORPORATE OBLIGATIONS - 7.73% (continued)
Energy - 2.09% (continued)
Pipelines - 2.09% (continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, Due 2/1/2031	$	650,000	$582,362

			2,458,346

Total Energy			2,458,346

Financial - 0.45%
Diversified Financial Services - 0.45%
Burford Capital Global Finance LLC, 6.250%, Due 4/15/2028A		210,000	193,660
Encore Capital Group, Inc., 5.375%, Due 2/15/2026A	GBP	300,000	335,602

			529,262

Total Financial			529,262

Industrial - 0.20%
Packaging & Containers - 0.20%
Berry Global, Inc., 5.625%, Due 7/15/2027A		250,000	241,524

Technology - 0.80%
Software - 0.80%
Fidelity National Information Services, Inc., 1.500%, Due 5/21/2027	EUR	350,000	335,451
MSCI, Inc.,
3.875%, Due 2/15/2031A		450,000	381,279
3.250%, Due 8/15/2033A		300,000	230,885

			947,615

Total Technology			947,615

Utilities - 0.22%
Water - 0.22%
Solaris Midstream Holdings LLC, 7.625%, Due 4/1/2026A		265,000	255,738

Total Corporate Obligations (Cost $9,681,277)			9,112,107

FOREIGN CORPORATE OBLIGATIONS - 46.31%
Basic Materials - 0.15%
Chemicals - 0.15%
UPL Corp. Ltd., 5.250%, Due 2/27/2025, (5 yr. CMT + 3.865%)B C D		230,000	177,100

Communications - 1.72%
Advertising - 0.15%
Summer BC Holdco A SARL, 9.250%, Due 10/31/2027B	EUR	90,105	77,483
Summer BC Holdco B SARL, 5.750%, Due 10/31/2026B	EUR	100,000	96,871

			174,354

Telecommunications - 1.57%
Altice France SA, 5.500%, Due 1/15/2028A		200,000	153,415
America Movil SAB de CV, 5.000%, Due 10/27/2026	GBP	330,000	395,876
Network i2i Ltd., 3.975%, Due 3/3/2026, (5 yr. CMT + 3.390%)A C D		300,000	272,154
Sable International Finance Ltd., 5.750%, Due 9/7/2027A		386,000	350,295
Telefonica Europe BV, 3.875%, Due 6/22/2026, (8 yr. EUR Swap + 2.967%)B C D	EUR	200,000	196,120
Telesat Canada/Telesat LLC, 6.500%, Due 10/15/2027A		716,000	365,160

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

September 30, 2023 (Unaudited)

	Principal Amount*		Fair Value
FOREIGN CORPORATE OBLIGATIONS - 46.31% (continued)
Communications - 1.72% (continued)
Telecommunications - 1.57% (continued)
Vodafone International Financing DAC, 3.250%, Due 3/2/2029B	EUR	120,000	$121,879

			1,854,899

Total Communications			2,029,253

Consumer, Cyclical - 1.97%
Airlines - 0.15%
International Consolidated Airlines Group SA, 3.750%, Due 3/25/2029B	EUR	200,000	182,921

Auto Manufacturers - 0.71%
Jaguar Land Rover Automotive PLC, 4.500%, Due 7/15/2028A	EUR	300,000	277,370
Volkswagen International Finance NV, 4.625%, Due 6/27/2028, (10 yr. EUR Swap + 3.982%)B C D	EUR	600,000	564,571

			841,941

Auto Parts & Equipment - 0.22%
Nemak SAB de CV, 2.250%, Due 7/20/2028B	EUR	300,000	253,919

Home Builders - 0.50%
Maison Finco PLC, 6.000%, Due 10/31/2027A	GBP	600,000	585,282

Leisure Time - 0.12%
Deuce Finco PLC, 5.500%, Due 6/15/2027B	GBP	130,000	139,080

Retail - 0.27%
Punch Finance PLC,
6.125%, Due 6/30/2026A	GBP	100,000	107,418
6.125%, Due 6/30/2026B	GBP	200,000	214,835

			322,253

Total Consumer, Cyclical			2,325,396

Consumer, Non-Cyclical - 1.56%
Agriculture - 0.14%
MHP SE, 7.750%, Due 5/10/2024B	$	200,000	167,896

Commercial Services - 0.99%
AA Bond Co. Ltd., 6.500%, Due 1/31/2026A	GBP	470,000	501,193
La Financiere Atalian SASU,
4.000%, Due 5/15/2024B	EUR	100,000	82,069
5.125%, Due 5/15/2025B	EUR	100,000	77,602
RAC Bond Co. PLC, 5.250%, Due 11/4/2046A	GBP	500,000	501,618

			1,162,482

Food - 0.18%
Bellis Acquisition Co. PLC, 4.500%, Due 2/16/2026A	GBP	200,000	216,243

Pharmaceuticals - 0.25%
Cheplapharm Arzneimittel GmbH, 5.500%, Due 1/15/2028A		325,000	295,211

Total Consumer, Non-Cyclical			1,841,832

Energy - 0.49%
Oil & Gas - 0.49%
Guara Norte Sarl, 5.198%, Due 6/15/2034A		353,704	300,751
Petroleos Mexicanos,
6.625%, Due 6/15/2035		222,000	148,711

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

September 30, 2023 (Unaudited)

	Principal Amount*		Fair Value
FOREIGN CORPORATE OBLIGATIONS - 46.31% (continued)
Energy - 0.49% (continued)
Oil & Gas - 0.49% (continued)
Petroleos Mexicanos, (continued)
6.625%, Due 6/15/2038	$	200,000	$127,891

			577,353

Total Energy			577,353

Financial - 38.01%
Banks - 22.16%
Abanca Corp. Bancaria SA, 6.000%, Due 1/20/2026, (5 yr. EUR Swap + 6.570%)B C D	EUR	1,000,000	941,502
AIB Group PLC, 6.250%, Due 6/23/2025, (5 yr. EUR Swap + 6.629%)B C D	EUR	1,000,000	1,003,449
Banco Bilbao Vizcaya Argentaria SA, 5.750%, Due 9/15/2033, (5 yr. EURIBOR ICE Swap + 2.800%)B D	EUR	1,000,000	1,047,754
Banco de Sabadell SA, 5.750%, Due 3/15/2026, (5 yr. EUR Swap + 6.198%)B C D	EUR	1,800,000	1,635,101
Banco Mercantil del Norte SA,
6.750%, Due 9/27/2024, (5 yr. CMT + 4.967%)B C D		200,000	193,242
8.375%, Due 10/14/2030, (10 yr. CMT + 7.760%)B C D		300,000	283,874
Banco Santander SA,
4.375%, Due 1/14/2026, (5 yr. EUR Swap + 4.534%)B C D	EUR	1,000,000	877,983
4.750%, Due 11/12/2026, (5 yr. CMT + 3.753%)C D		800,000	593,533
4.125%, Due 11/12/2027, (5 yr. EUR Swap + 4.311%)C D	EUR	400,000	317,163
Bank of Ireland Group PLC, 6.750%, Due 3/1/2033, (5 yr. EUR Swap + 4.150%)B D	EUR	240,000	260,212
Barclays PLC,
5.875%, Due 9/15/2024, (5 yr. GBP SONIA Linked ICE Swap + 5.187%)B C D	GBP	201,000	229,300
6.375%, Due 12/15/2025, (5 yr. U.K. Government Bond + 6.016%)B C D	GBP	1,240,000	1,353,528
4.375%, Due 3/15/2028, (5 yr. CMT + 3.410%)C D		530,000	367,856
BAWAG Group AG,
5.000%, Due 5/14/2025, (5 yr. EUR Swap + 4.415%)B C D	EUR	400,000	344,135
5.125%, Due 10/1/2025, (5 yr. EUR Swap + 5.546%)B C D	EUR	1,000,000	784,513
BBVA Bancomer SA,
5.125%, Due 1/18/2033, (5 yr. CMT + 2.650%)B D		200,000	172,197
5.875%, Due 9/13/2034, (5 yr. CMT + 4.308%)B D		400,000	350,090
BNP Paribas SA, 6.875%, Due 12/6/2029, (5 yr. EUR Swap + 4.645%)B C D	EUR	800,000	803,426
CaixaBank SA,
6.750%, Due 6/13/2024, (5 yr. EUR Swap + 6.498%)B C D	EUR	400,000	418,671
5.875%, Due 10/9/2027, (5 yr. EUR Swap + 6.346%)B C D	EUR	600,000	569,168
6.250%, Due 2/23/2033, (5 yr. EUR Swap + 3.550%)B D	EUR	300,000	317,744
Commerzbank AG, 6.500%, Due 12/6/2032, (5 yr. EURIBOR ICE Swap + 4.300%)B D	EUR	500,000	522,229
Credit Agricole SA, 7.500%, Due 6/23/2026, (5 yr. GBP SONIA Linked ICE Swap + 4.812%)A C D	GBP	800,000	917,515
Deutsche Pfandbriefbank AG,
4.600%, Due 2/22/2027B	EUR	400,000	346,536
8.474%, Due 4/28/2028, Series 3529, (5 yr. EURIBOR ICE Swap + 5.383%)B C D	EUR	400,000	291,826
HSBC Holdings PLC,
5.875%, Due 9/28/2026, (5 yr. GBP Swap + 4.276%)C D	GBP	1,319,000	1,433,655
6.364%, Due 11/16/2032, (5 yr. EUR Swap + 3.300%)B D	EUR	500,000	539,858
ING Groep NV, 3.875%, Due 5/16/2027, (5 yr. CMT + 2.862%)C D		1,300,000	937,980
Intesa Sanpaolo SpA,
5.875%, Due 9/1/2031, (5 yr. EUR Swap + 6.086%)B C D	EUR	1,100,000	931,834
8.505%, Due 9/20/2032B	GBP	591,000	717,455
Investec PLC,
6.750%, Due 12/5/2024, (5 yr. U.K. Government Bond + 5.749%)B C D	GBP	299,000	316,571
9.125%, Due 3/6/2033, (5 Yr. U.K. Government Bond + 5.905%)B D	GBP	500,000	618,822
Lloyds Banking Group PLC, 8.500%, Due 3/27/2028, (5 yr. U.K. Government Bond + 5.143%)C D	GBP	700,000	786,556
NatWest Group PLC, 4.500%, Due 3/31/2028, (5 yr. U.K. Government Bond + 3.992%)C D	GBP	800,000	734,500
Paragon Banking Group PLC, 4.375%, Due 9/25/2031, (5 yr. U.K. Government Bond + 3.956%)B D	GBP	600,000	595,696

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

September 30, 2023 (Unaudited)

	Principal Amount*		Fair Value
FOREIGN CORPORATE OBLIGATIONS - 46.31% (continued)
Financial - 38.01% (continued)
Banks - 22.16% (continued)
Societe Generale SA,
9.375%, Due 11/22/2027, (5 yr. CMT + 5.385%)B C D	$	600,000	$587,935
5.375%, Due 11/18/2030, (5 yr. CMT + 4.514%)A C D		530,000	377,910
Svenska Handelsbanken AB, 4.625%, Due 8/23/2032, (5 yr. U.K. Government Bond + 2.800%)B D	GBP	600,000	672,839
Unicaja Banco SA, 3.125%, Due 7/19/2032, (5 yr. EUR Swap + 3.050%)B D	EUR	700,000	615,817
UniCredit SpA, 3.875%, Due 6/3/2027, (5 yr. EURIBOR ICE Swap + 4.081%)B C D	EUR	1,000,000	784,162
Virgin Money U.K. PLC, 8.250%, Due 6/17/2027, (5 yr. U.K. Government Bond + 6.357%)B C D	GBP	502,000	524,913

			26,119,050

Diversified Financial Services - 3.05%
Bracken MidCo1 PLC, 6.750%, Due 11/1/2027, Cash (6.750%) or PIK (in-kind rate 7.500%)A	GBP	500,000	518,543
Garfunkelux Holdco 3 SA, 6.750%, Due 11/1/2025B	EUR	160,000	129,619
Jerrold Finco PLC,
4.875%, Due 1/15/2026B	GBP	120,000	136,662
4.875%, Due 1/15/2026A	GBP	250,000	284,713
5.250%, Due 1/15/2027B	GBP	130,000	140,333
Julius Baer Group Ltd., 3.625%, Due 3/23/2028, (5 yr. CMT + 2.539%)B C D		1,340,000	903,216
OSB Group PLC, 6.000%, Due 10/7/2026, (5 yr. U.K. Government Bond + 5.393%)B C D	GBP	1,049,000	944,581
Sherwood Financing PLC, 6.000%, Due 11/15/2026A	GBP	500,000	517,017
Unifin Financiera SAB de CV,
8.375%, Due 1/27/2028A E F		200,000	4,973
9.875%, Due 1/28/2029A E F		700,000	13,825

			3,593,482

Insurance - 8.92%
Allianz SE, 3.500%, Due 11/17/2025, (5 yr. CMT + 2.973%)B C D		1,400,000	1,152,647
ASR Nederland NV, 4.625%, Due 10/19/2027, (5 yr. EUR Swap + 3.789%)B C D	EUR	750,000	639,338
Athora Netherlands NV, 7.000%, Due 6/19/2025, (5 yr. EUR Swap + 6.463%)B C D	EUR	900,000	891,103
Direct Line Insurance Group PLC, 4.750%, Due 12/7/2027, (5 yr. GBP SONIA Linked ICE Swap + 3.394%)B C D	GBP	1,160,000	1,014,782
Galaxy Bidco Ltd., 6.500%, Due 7/31/2026B	GBP	240,000	270,862
La Mondiale SAM, 4.375%, Due 4/24/2029, (5 yr. EUR Swap + 4.411%)B C D	EUR	700,000	612,634
Mutuelle Assurance Des Commercants et Industriels de France et Des Cadres et Sal, 3.500%, Due 12/31/2099, (5 yr. EUR Swap + 3.592%)B C D	EUR	600,000	443,506
Pension Insurance Corp. PLC,
7.375%, Due 7/25/2029, (5 yr. U.K. Government Bond + 6.658%)C D	GBP	364,000	386,936
4.625%, Due 5/7/2031B	GBP	750,000	755,533
Phoenix Group Holdings PLC, 5.750%, Due 4/26/2028, (5 yr. U.K. Government Bond + 4.170%)B C D	GBP	1,700,000	1,622,922
QBE Insurance Group Ltd., 5.250%, Due 5/16/2025, (5 yr. CMT + 3.047%)B C D		1,000,000	927,305
Real Finance Bonds No. 6 PLC, 10.125%, Due 5/25/2033, (5 yr. U.K. Government Bond + 6.344%)B C D	GBP	700,000	832,486
UnipolSai Assicurazioni SpA, 6.375%, Due 4/27/2030, (5 yr. EUR Swap + 6.744%)B C D	EUR	1,040,000	959,899

			10,509,953

Private Equity - 0.14%
GTCR W-2 Merger Sub LLC/GTCR W Dutch Finance Sub BV, 8.500%, Due 1/15/2031A	GBP	130,000	161,984

			161,984

Real Estate - 0.26%
Heimstaden AB, 4.250%, Due 3/9/2026B	EUR	600,000	304,511

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

September 30, 2023 (Unaudited)

	Principal Amount*		Fair Value
FOREIGN CORPORATE OBLIGATIONS - 46.31% (continued)
Financial - 38.01% (continued)
Savings & Loans - 3.48%
Coventry Building Society, 6.875%, Due 9/18/2024, (5 yr. U.K. Government Bond + 6.111%)B C D	GBP	1,600,000	$1,844,791
Nationwide Building Society, 10.250%, Due 12/31/2049, Series CCDSB C F	GBP	1,636,700	2,256,539

			4,101,330

Total Financial			44,790,310

Industrial - 1.41%
Aerospace/Defense - 0.09%
Rolls-Royce PLC, 3.375%, Due 6/18/2026	GBP	100,000	111,378

Building Materials - 0.24%
Cemex SAB de CV, 5.125%, Due 6/8/2026, (5 yr. CMT + 4.534%)B C D		$300,000	280,888

Machinery - Construction & Mining - 0.26%
Siemens Energy Finance BV, 4.000%, Due 4/5/2026B	EUR	300,000	310,604

Transportation - 0.82%
Mobico Group PLC, 4.250%, Due 11/26/2025, (5 yr. U.K. Government Bond + 4.135%)B C D	GBP	455,000	478,869
Zenith Finco PLC, 6.500%, Due 6/30/2027A	GBP	500,000	481,573

			960,442

Total Industrial			1,663,312

Utilities - 1.00%
Electric - 0.79%
ContourGlobal Power Holdings SA, 3.125%, Due 1/1/2028A	EUR	200,000	173,484
National Grid Electricity Distribution PLC, 3.625%, Due 11/6/2023B	GBP	300,000	365,122
NGG Finance PLC, 5.625%, Due 6/18/2073, Series GBP, (12 yr. GBP Swap + 3.480%)B D	GBP	100,000	116,298
SSE PLC, 8.375%, Due 11/20/2028, Series 3B	GBP	200,000	271,421

			926,325

Water - 0.21%
Severn Trent Utilities Finance PLC, 6.250%, Due 6/7/2029B	GBP	200,000	246,731

Total Utilities			1,173,056

Total Foreign Corporate Obligations (Cost $67,525,595)			54,577,612

ASSET-BACKED OBLIGATIONS - 13.05%
Armada Euro CLO IV DAC, 12.763%, Due 7/15/2033, 4X F, (3 mo. EUR EURIBOR + 9.100%)B D	EUR	700,000	674,225
Carlyle Euro CLO DAC, 9.014%, Due 8/28/2031, 2018 2A D, (3 mo. EUR EURIBOR + 5.230%)A D	EUR	500,000	432,288
Carlyle Global Market Strategies Euro CLO DAC, 8.557%, Due 5/17/2031, 2016 1A DR, (3 mo. EUR EURIBOR + 4.770%)A D	EUR	500,000	446,649
CVC Cordatus Loan Fund X DAC, 9.766%, Due 1/27/2031, 10A F, (3 mo. EUR EURIBOR + 6.050%)A D	EUR	1,000,000	843,547
Dryden 56 Euro CLO DAC, 10.113%, Due 1/15/2032, 2017 56A F, (3 mo. EUR EURIBOR + 6.450%)A D	EUR	1,100,000	952,891
Dryden 62 Euro CLO DAC, 8.513%, Due 7/15/2031, 2017 62X E, (3 mo. EUR EURIBOR + 4.850%)B D	EUR	1,000,000	907,609
Harvest CLO XVI DAC, 9.233%, Due 10/15/2031, 16A ER, (3 mo. EUR EURIBOR + 5.570%)A D	EUR	1,550,000	1,449,598
Penta CLO 9 DAC,
9.761%, Due 7/25/2036, 2021 9A E, (3 mo. EUR EURIBOR + 6.040%)A D	EUR	1,000,000	949,242
12.461%, Due 7/25/2036, 2021 9A F, (3 mo. EUR EURIBOR + 8.740%)A D	EUR	1,000,000	923,773
Providus CLO II DAC, 8.913%, Due 7/15/2031, 2X E, (3 mo. EUR EURIBOR + 5.250%)B D	EUR	545,000	526,946
Rockfield Park CLO DAC, 9.613%, Due 7/16/2034, 1A D, (3 mo. EUR EURIBOR + 5.950%)A D	EUR	1,500,000	1,426,114

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

September 30, 2023 (Unaudited)

	Principal Amount*		Fair Value
ASSET-BACKED OBLIGATIONS - 13.05% (continued)
RRE 5 Loan Management DAC, 10.013%, Due 1/15/2037, 5A DR, (3 mo. EUR EURIBOR + 6.350%)A D	EUR	1,000,000	$953,220
Segovia European CLO DAC, 8.790%, Due 10/18/2031, 2018 5A E, (3 mo. EUR EURIBOR + 5.130%)A D	EUR	1,190,000	1,111,683
Voya Euro CLO I DAC, 10.073%, Due 10/15/2030, 1X F, (3 mo. EUR EURIBOR + 6.410%)B D	EUR	1,100,000	963,454
Voya Euro CLO III DAC, 11.563%, Due 4/15/2033, 3X F, (3 mo. EUR EURIBOR + 7.900%)B D	EUR	1,300,000	1,159,568
Voya Euro CLO IV DAC, 9.823%, Due 10/15/2034, 4A ER, (3 mo. EUR EURIBOR + 6.160%)A D	EUR	1,750,000	1,662,767

Total Asset-Backed Obligations (Cost $19,262,707)			15,383,574

COLLATERALIZED MORTGAGE OBLIGATIONS - 1.64% (Cost $1,952,738)
Towd Point Mortgage Funding PLC, 6.559% - 6.538%, Due 10/20/2051, 2019 GR4A ER, (Sterling Overnight Index Average + 1.400%)A D	GBP	1,600,000	1,925,974

U.S. TREASURY OBLIGATIONS - 22.68%
U.S. Treasury Bonds, 4.125%, Due 8/15/2053	$	7,390,000	6,700,651
U.S. Treasury Notes,
2.875%, Due 5/15/2032		1,360,000	1,193,984
4.125%, Due 11/15/2032		6,632,500	6,397,772
3.500%, Due 2/15/2033		13,015,000	11,943,296
3.375%, Due 5/15/2033		540,000	489,966

Total U.S. Treasury Obligations (Cost $28,552,678)			26,725,669

		Shares
SHORT-TERM INVESTMENTS - 5.09% (Cost $5,994,819)
Investment Companies - 5.09%
American Beacon U.S. Government Money Market Select Fund, 5.18%G H		5,994,819	5,994,819

TOTAL INVESTMENTS - 96.50% (Cost $132,969,814)			113,719,755
OTHER ASSETS, NET OF LIABILITIES - 3.50%			4,123,585

TOTAL NET ASSETS - 100.00%			$117,843,340

Percentages are stated as a percent of net assets.

*	In U.S. Dollars unless otherwise noted.

A

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $25,441,371 or 21.59% of net assets. The Fund has no right to demand registration of these securities.

B

Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

C	Perpetual maturity. The date shown, if any, is the next call date.
D

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on September 30, 2023.

E	Default Security. At period end, the amount of securities in default was $18,798 or 0.02% of net assets.
F	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
G	The Fund is affiliated by having the same investment advisor.
H	7-day yield.

CLO - Collateralized Loan Obligation.

CMT - Constant Maturity Treasury.

DAC - Designated Activity Company.

EURIBOR - Euro Interbank Offered Rate.

ICE - Intercontinental Exchange.

See accompanying notes

American Beacon TwentyFour Strategic Income FundSM

Schedule of Investments

September 30, 2023 (Unaudited)

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

LP - Limited Partnership.

PIK - Payment in Kind.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

SOFR - Secured Overnight Financing Rate.

SONIA - Sterling Overnight Index Average.

Forward Foreign Currency Contracts Open on September 30, 2023:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
EUR	182,664	USD	182,492	10/6/2023	SSB	$172	$—	$172
USD	37,619,281	EUR	37,113,781	10/6/2023	SSB	505,500	—	505,500
USD	28,941,118	GBP	28,333,272	10/6/2023	SSB	607,846	—	607,846
USD	258,808	GBP	254,551	10/6/2023	SSB	4,257	—	4,257
USD	169,700	EUR	168,167	10/6/2023	SSB	1,533	—	1,533
USD	121,776	GBP	121,258	10/6/2023	SSB	518	—	518
USD	88,872	EUR	88,259	10/6/2023	SSB	613	—	613

						$1,120,439	$—	$1,120,439

*	All values denominated in USD.

Glossary:

Counterparty Abbreviations:

SSB	State Street Bank & Trust Co.

Currency Abbreviations:

EUR	Euro
GBP	British Pound
USD	United States Dollar

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of September 30, 2023, the investments were classified as described below:

TwentyFour Strategic Income Fund	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$—	$9,112,107	$—	$9,112,107
Foreign Corporate Obligations	—	54,577,612	—	54,577,612
Asset-Backed Obligations	—	15,383,574	—	15,383,574
Collateralized Mortgage Obligations	—	1,925,974	—	1,925,974
U.S. Treasury Obligations	—	26,725,669	—	26,725,669
Short-Term Investments	5,994,819	—	—	5,994,819

Total Investments in Securities - Assets	$5,994,819	$107,724,936	$—	$113,719,755

Financial Derivative Instruments - Assets
Forward Foreign Currency Contracts	$—	$1,120,439	$—	$1,120,439

Total Financial Derivative Instruments - Assets	$—	$1,120,439	$—	$1,120,439

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended September 30, 2023, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon TwentyFour Sustainable Short Term Bond FundSM

Schedule of Investments

September 30, 2023 (Unaudited)

	Principal Amount*		Fair Value
CORPORATE OBLIGATIONS - 14.26%
Communications - 4.02%
Media - 0.72%
Discovery Communications LLC, 2.500%, Due 9/20/2024	GBP	100,000	$117,884

Telecommunications - 3.30%
AT&T, Inc., 2.400%, Due 3/15/2024	EUR	150,000	157,230
T-Mobile USA, Inc., 3.500%, Due 4/15/2025	$	148,000	142,820
Verizon Communications, Inc., 4.073%, Due 6/18/2024	GBP	200,000	241,036

			541,086

Total Communications			658,970

Consumer, Non-Cyclical - 3.58%
Commercial Services - 0.90%
Experian Finance PLC, 2.125%, Due 9/27/2024A	GBP	125,000	147,230

Health Care - Services - 0.82%
HCA, Inc., 5.250%, Due 6/15/2026		138,000	135,117

Household Products/Wares - 1.50%
Haleon U.S. Capital LLC, 3.024%, Due 3/24/2024		250,000	246,383

Pharmaceuticals - 0.36%
Becton Dickinson & Co., 3.363%, Due 6/6/2024		60,000	58,940

Total Consumer, Non-Cyclical			587,670

Financial - 4.19%
Banks - 2.35%
Bank of America Corp., 2.300%, Due 7/25/2025A	GBP	100,000	114,623
Citigroup, Inc., 2.750%, Due 1/24/2024	GBP	225,000	271,750

			386,373

Insurance - 1.11%
New York Life Global Funding, 1.625%, Due 12/15/2023A	GBP	150,000	181,463

REITS - 0.73%
Digital Stout Holding LLC, 4.250%, Due 1/17/2025A	GBP	100,000	119,351

Total Financial			687,187

Technology - 2.47%
Software - 2.47%
Fidelity National Information Services, Inc., 1.100%, Due 7/15/2024	EUR	150,000	154,834
Fiserv, Inc., 2.250%, Due 7/1/2025	GBP	130,000	149,523
VMware, Inc., 1.000%, Due 8/15/2024		105,000	100,577

			404,934

Total Technology			404,934

Total Corporate Obligations (Cost $2,420,280)			2,338,761

FOREIGN CORPORATE OBLIGATIONS - 60.91%
Communications - 4.48%
Media - 0.76%
Arqiva Financing PLC, 7.210%, Due 6/30/2045A	GBP	100,000	125,430

See accompanying notes

American Beacon TwentyFour Sustainable Short Term Bond FundSM

Schedule of Investments

September 30, 2023 (Unaudited)

	Principal Amount*		Fair Value
FOREIGN CORPORATE OBLIGATIONS - 60.91% (continued)
Communications - 4.48% (continued)
Telecommunications - 3.72%
Orange SA, 5.000%, Due 10/1/2026, (5 yr. EUR Swap + 3.990%)A B C	EUR	200,000	$210,171
Telefonica Europe BV, 4.375%, Due 12/14/2024, (6 yr. EUR Swap + 4.107%)A B C	EUR	200,000	206,811
Vodafone Group PLC, 2.625%, Due 8/27/2080, (5 yr. EUR Swap + 3.002%)A B	EUR	200,000	192,452

			609,434

Total Communications			734,864

Consumer, Cyclical - 0.98%
Distribution/Wholesale - 0.98%
Bunzl Finance PLC, 2.250%, Due 6/11/2025A	GBP	140,000	161,074

Consumer, Non-Cyclical - 1.07%
Food - 1.07%
Tesco Corporate Treasury Services PLC, 2.500%, Due 5/2/2025A	GBP	150,000	174,901

Financial - 39.14%
Banks - 18.89%
Argenta Spaarbank NV, 1.000%, Due 2/6/2024A	EUR	200,000	209,015
Banco Santander SA, 1.375%, Due 7/31/2024A	GBP	100,000	117,421
Barclays PLC,
7.125%, Due 6/15/2025, (5 Yr. U.K. Government Bond + 6.579%)B C	GBP	200,000	228,769
3.750%, Due 11/22/2030, (5 yr. U.K. Government Bond + 3.750%)A B	GBP	200,000	225,018
BNP Paribas SA,
1.125%, Due 11/22/2023A	EUR	100,000	105,282
2.000%, Due 5/24/2031, (5 yr. U.K. Government Bond + 1.650%)A B	GBP	200,000	212,468
BPCE SA, 1.375%, Due 12/23/2026A	GBP	100,000	106,851
Credit Agricole SA, 7.375%, Due 12/18/2023	GBP	150,000	183,121
HSBC Holdings PLC,
2.256%, Due 11/13/2026, (1 yr. GBP SONIA Linked ICE Swap + 1.317%)A B	GBP	100,000	112,391
1.750%, Due 7/24/2027, (Sterling Overnight Index Average + 1.307%)B	GBP	100,000	107,742
ING Groep NV, 5.000%, Due 8/30/2026, (Sterling Overnight Index Average + 1.510%)A B	GBP	100,000	119,586
Lloyds Bank PLC, 7.625%, Due 4/22/2025A	GBP	120,000	149,603
Lloyds Banking Group PLC, 1.985%, Due 12/15/2031, (5 yr. U.K. Government Bond + 1.600%)B	GBP	120,000	125,562
Mizuho Financial Group, Inc.,
3.490%, Due 9/5/2027A	EUR	100,000	102,229
5.628%, Due 6/13/2028A	GBP	100,000	119,889
NatWest Group PLC, 3.622%, Due 8/14/2030, (5 yr. U.K. Government Bond + 3.550%)A B	GBP	200,000	228,973
Paragon Banking Group PLC, 4.375%, Due 9/25/2031, (5 yr. U.K. Government Bond + 3.956%)A B	GBP	100,000	99,283
Santander U.K. Group Holdings PLC, 3.625%, Due 1/14/2026A	GBP	100,000	114,515
Standard Chartered PLC, 2.500%, Due 9/9/2030, (5 yr. EUR Swap + 2.800%)A B	EUR	165,000	164,609
Virgin Money U.K. PLC,
7.875%, Due 12/14/2028, (5 yr. U.K. Government Bond + 7.128%)A B	GBP	125,000	152,228
5.125%, Due 12/11/2030, (5 yr. U.K. Government Bond + 5.250%)A B	GBP	100,000	114,623

			3,099,178

Insurance - 14.42%
Allianz SE, 3.375%, Due 9/18/2024, (10 yr. EURIBOR ICE Swap + 3.200%)A B C	EUR	100,000	103,135
ASR Nederland NV, 5.125%, Due 9/29/2045, (5 yr. EUR Swap + 5.200%)A B	EUR	100,000	103,820
Aviva PLC, 6.125%, Due 11/14/2036, (5 yr. U.K. Government Bond + 2.850%)A B	GBP	100,000	121,158
AXA SA, 5.453%, Due 3/4/2026, (12 yr. GBP SONIA Linked ICE Swap + 4.000%)A B C	GBP	150,000	176,609
BUPA Finance PLC,
2.000%, Due 4/5/2024A	GBP	100,000	119,442
5.000%, Due 12/8/2026A	GBP	100,000	116,712
Caisse Nationale de Reassurance Mutuelle Agricole Groupama, 6.375%, Due 5/28/2024, (3 mo. EUR EURIBOR + 5.770%)A B C	EUR	100,000	105,552
CNP Assurances SACA, 4.250%, Due 6/5/2045, (5 yr. EUR Swap + 3.600%)A B	EUR	100,000	103,474

See accompanying notes

American Beacon TwentyFour Sustainable Short Term Bond FundSM

Schedule of Investments

September 30, 2023 (Unaudited)

	Principal Amount*		Fair Value
FOREIGN CORPORATE OBLIGATIONS - 60.91% (continued)
Financial - 39.14% (continued)
Insurance - 14.42% (continued)
Legal & General Group PLC, 5.375%, Due 10/27/2045, (5 yr. U.K. Government Bond + 4.580%)A B	GBP	200,000	$236,906
M&G PLC, 3.875%, Due 7/20/2049, (5 yr. U.K. Government Bond + 3.500%)A B	GBP	135,000	160,816
Pension Insurance Corp. PLC, 6.500%, Due 7/3/2024A	GBP	240,000	291,201
Phoenix Group Holdings PLC, 6.625%, Due 12/18/2025A	GBP	150,000	182,476
QBE Insurance Group Ltd., 6.750%, Due 12/2/2044, (10 yr. USD Swap + 4.300%)A B	$	200,000	197,547
Rothesay Life PLC,
8.000%, Due 10/30/2025A	GBP	190,000	234,515
3.375%, Due 7/12/2026A	GBP	100,000	111,442

			2,364,805

Real Estate - 1.31%
Heimstaden Bostad Treasury BV, 4.235%, Due 1/19/2024, (3 mo. EUR EURIBOR + 0.550%)B	EUR	100,000	105,197
Telereal Securitisation PLC, 1.963%, Due 12/10/2033, Series B2, (Sterling Overnight Index Average + 4.440%)A B	GBP	100,000	109,323

			214,520

Savings & Loans - 4.52%
Leeds Building Society, 1.500%, Due 3/16/2027, (1 yr. U.K. Government Bond + 1.300%)A B	GBP	150,000	162,461
Nationwide Building Society,
5.875%, Due 12/20/2024, (5 yr. U.K. Government Bond + 5.390%)A B C	GBP	200,000	228,444
6.178%, Due 12/7/2027, (1 yr. GBP SONIA Linked ICE Swap + 2.213%)A B	GBP	100,000	120,853
Skipton Building Society, 2.000%, Due 10/2/2026, (1 yr. U.K. Government Bond + 2.150%)A B	GBP	100,000	110,951
Yorkshire Building Society, 6.375%, Due 11/15/2028, (1 yr. U.K. Government Bond + 2.650%)A B	GBP	100,000	119,150

			741,859

Total Financial			6,420,362

Industrial - 4.00%
Miscellaneous Manufacturing - 1.41%
Siemens Financieringsmaatschappij NV, 1.000%, Due 2/20/2025A	GBP	200,000	230,196

Transportation - 2.13%
Eversholt Funding PLC, 6.359%, Due 12/2/2025A	GBP	100,000	122,896
Mobico Group PLC,
2.500%, Due 11/11/2023A	GBP	100,000	121,440
4.250%, Due 11/26/2025, (5 yr. U.K. Government Bond + 4.135%)A B C	GBP	100,000	105,246

			349,582

Trucking & Leasing - 0.46%
Porterbrook Rail Finance Ltd., 7.125%, Due 10/20/2026	GBP	60,000	75,956

Total Industrial			655,734

Technology - 0.63%
Software - 0.63%
Sage Group PLC, 3.820%, Due 2/15/2028A	EUR	100,000	104,231

Utilities - 10.61%
Electric - 7.75%
E.ON International Finance BV, 5.625%, Due 12/6/2023A	GBP	200,000	243,849
National Grid Electricity Distribution PLC, 3.625%, Due 11/6/2023A	GBP	200,000	243,414
NGG Finance PLC, 5.625%, Due 6/18/2073, Series GBP, (12 yr. GBP Swap + 3.480%)A B	GBP	100,000	116,298
NIE Finance PLC, 6.375%, Due 6/2/2026A	GBP	100,000	123,630
Orsted AS, 2.250%, Due 11/24/3017, (5 yr. EUR Swap + 1.899%)A B	EUR	200,000	202,695
SSE PLC, 3.740%, Due 1/14/2026, (5 yr. U.K. Government Bond + 3.756%)A B C	GBP	120,000	132,722

See accompanying notes

American Beacon TwentyFour Sustainable Short Term Bond FundSM

Schedule of Investments

September 30, 2023 (Unaudited)

	Principal Amount*			Fair Value
FOREIGN CORPORATE OBLIGATIONS - 60.91% (continued)
Utilities - 10.61% (continued)
Electric - 7.75% (continued)
TenneT Holding BV, 2.995%, Due 3/1/2024, (5 yr. EUR Swap + 2.533%)A B C		EUR	200,000	$208,280

				1,270,888

Gas - 1.44%
APA Infrastructure Ltd., 4.250%, Due 11/26/2024A		GBP	100,000	119,149
Centrica PLC, 5.250%, Due 4/10/2075, (5 yr. GBP Swap + 3.611%)A B		GBP	100,000	116,812

				235,961

Water - 1.42%
Severn Trent Utilities Finance PLC, 3.625%, Due 1/16/2026A		GBP	200,000	233,102

Total Utilities				1,739,951

Total Foreign Corporate Obligations (Cost $10,715,734)				9,991,117

FOREIGN SOVEREIGN OBLIGATIONS - 4.85% (Cost $794,629)
U.K. Gilts, 3.500%, Due 10/22/2025A		GBP	670,000	795,722

COLLATERALIZED MORTGAGE OBLIGATIONS - 5.39%
Castell PLC, 6.046%, Due 11/25/2053, 2021 1 A, (Sterling Overnight Index Average + 0.850%)A B		GBP	144,501	175,638
Together Asset-Backed Securitisation PLC, 5.837%, Due 7/12/2063, 2021 1ST1 A, (Sterling Overnight Index Average + 0.700%)A B		GBP	80,936	98,254
Tower Bridge Funding PLC,
7.018%, Due 11/20/2063, 2021 2 D, (Sterling Overnight Index Average + 1.800%)A B		GBP	169,000	198,549
7.314%, Due 7/21/2064, 2021 1 D, (Sterling Overnight Index Average + 2.150%)A B		GBP	212,000	257,506
Twin Bridges PLC, 7.319%, Due 3/12/2055, 2021 1 D, (Sterling Overnight Index Average + 2.100%)A B		GBP	130,000	154,543

Total Collateralized Mortgage Obligations (Cost $1,001,536)				884,490

U.S. TREASURY OBLIGATIONS - 9.72%
U.S. Treasury Notes,
3.875%, Due 4/30/2025	$		800,000	783,594
4.750%, Due 7/31/2025			815,000	809,620

Total U.S. Treasury Obligations (Cost $1,598,699)				1,593,214

TOTAL INVESTMENTS - 95.13% (Cost $16,530,878)				15,603,304
OTHER ASSETS, NET OF LIABILITIES - 4.87%				798,922

TOTAL NET ASSETS - 100.00%				$16,402,226

Percentages are stated as a percent of net assets.

*	In U.S. Dollars unless otherwise noted.

A

Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

B

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on September 30, 2023.

C	Perpetual maturity. The date shown, if any, is the next call date.

EURIBOR - Euro Interbank Offered Rate.

GILT - Bank of England Bonds.

ICE - Intercontinental Exchange.

See accompanying notes

American Beacon TwentyFour Sustainable Short Term Bond FundSM

Schedule of Investments

September 30, 2023 (Unaudited)

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

REIT - Real Estate Investment Trust.

SOFR - Secured Overnight Financing Rate.

SONIA - Sterling Overnight Index Average.

Forward Foreign Currency Contracts Open on September 30, 2023:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	10,769,583	GBP	10,788,331	10/26/2023	SSB	$—	$(18,748)	$(18,748)
USD	2,512,540	EUR	2,506,241	10/26/2023	SSB	6,299	—	6,299
USD	155,128	EUR	154,953	10/26/2023	SSB	175	—	175
USD	119,250	GBP	119,098	10/26/2023	SSB	152	—	152

						$6,626	$(18,748)	$(12,122)

*	All values denominated in USD.

Glossary:

Counterparty Abbreviations:

SSB	State Street Bank & Trust Co.

Currency Abbreviations:

EUR	Euro
GBP	British Pound
USD	United States Dollar

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of September 30, 2023, the investments were classified as described below:

TwentyFour Sustainable Short Term Bond Fund	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$—	$2,338,761	$—	$2,338,761
Foreign Corporate Obligations	—	9,991,117	—	9,991,117
Foreign Sovereign Obligations	—	795,722	—	795,722
Collateralized Mortgage Obligations	—	884,490	—	884,490
U.S. Treasury Obligations	—	1,593,214	—	1,593,214

Total Investments in Securities - Assets	$—	$15,603,304	$—	$15,603,304

Financial Derivative Instruments - Assets
Forward Foreign Currency Contracts	$—	$6,626	$—	$6,626

Total Financial Derivative Instruments - Assets	$—	$6,626	$—	$6,626

Financial Derivative Instruments - Liabilities
Forward Foreign Currency Contracts	$—	$(18,748)	$—	$(18,748)

Total Financial Derivative Instruments - Liabilities	$—	$(18,748)	$—	$(18,748)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended September 30, 2023, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

September 30, 2023 (Unaudited)

Security Valuation and Fair Value Measurements

The price of each Fund’s shares is based on its net asset value (“NAV”) per share. Each Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of a Fund’s shares is determined based on a pro rata allocation of a Fund’s investment income, expenses and total capital gains and losses. A Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, a Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Funds do not price their shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when a Fund is not open for business, which may result in the value of a Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When a Fund holds securities or other assets that are denominated in a foreign currency, a Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as “valuation designee” to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule. Prior to September 8, 2022, fair value determinations were made pursuant to methodologies approved by the Board.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of a Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

September 30, 2023 (Unaudited)

are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Funds may fair value securities as a result of significant events occurring after the close of the foreign markets in which a Fund invests as described below. In addition, the Funds may invest in illiquid securities requiring these procedures.

A Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before a Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all a Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. A Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of a Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for a Fund.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in pricing an investment.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

September 30, 2023 (Unaudited)

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities and financial derivative instruments, such as futures contracts or options that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

With respect to a Fund’s investments that do not have readily available market quotations, the Board has designated the Adviser as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). If market prices are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of a Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if a Fund were to sell the investment at approximately the time at which a Fund determines its NAV.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

September 30, 2023 (Unaudited)

OTC financial derivative instruments, such as forward foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.